Other receivable	6 Months Ended
Mar. 31, 2026
Other receivable
Other receivable

Note 6 – Other receivable

On September 25, 2024, the Company, through its wholly owned subsidiaries in China, Zhejiang CN Energy and Manzhouli CN Energy, entered into a Share Transfer Agreement with Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”). Pursuant to the Share Transfer Agreement, Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 ($19,029,128), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement. Consideration of RMB6,910,238 ($951,456) was received in September 2024 and RMB131,294,513 (equivalent to $19,033,707 and $18,442,831 as of March 31, 2026 and September 30, 2025, respectively) was outstanding.

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Other receivable	$19,033,707	$18,442,831
Less: allowance for credit losses	(19,033,707)	(18,442,831)
Other receivable, net	-	-

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	year ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$18,442,831	-
Addition	-	18,203,745
Translation adjustments	590,876	239,086
Balance as of end of period	$19,033,707	$18,442,831